Description of the Plan - Contributions (Details) - EBP 003	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Description of the Plan
Contribution rate of employer to match participant's contributions (as a percent)	75.00%	75.00%
Maximum percent of participant's compensation matched by employer (as a percent)	8.00%	8.00%
Grandfathered Choice Participants
Description of the Plan
Minimum age to elect to retain period benefit provisions	47 years
Minimum years of service to elect to retain period benefit provisions	10 years
Contribution rate of employer to match participant's contributions (as a percent)	50.00%
Maximum percent of participant's compensation matched by employer (as a percent)	6.00%